Aberdeen Funds: Summary Prospectus

Aberdeen Global Small Cap Fund

February 27, 2015

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus, Statement of Additional Information, shareholder reports and other information about the Fund online at www.aberdeen-asset.us/literatureequity. You can also get this information at no cost by e-mailing a request to Investor.Services.US@aberdeen-asset.com, calling 866-667-9231 or asking your financial advisor. The Fund's Prospectus and Statement of Additional Information, both dated February 27, 2015, and the independent registered public accounting firm's report and financial statements in the Fund's annual report, dated October 31, 2014, are incorporated by reference into this summary prospectus.

Fund Tickers

Class A: WVCCX  Class C: CPVCX  Class R: WPVAX  Institutional Class: ABNIX  Institutional Service Class: AGISX

Objective

The Aberdeen Global Small Cap Fund (the "Global Small Cap Fund" or the "Fund") seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Small Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds. More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds: Choosing a Share Class–Reduction and Waiver of Class A Sales Charges" section on page 185 of the Fund's prospectus and in the "Additional Information on Purchases and Sales–Waiver of Class A Sales Charges" and "Reduction of Sales Charges" sections on pages 153-155 of the Fund's Statement of Additional Information.

Shareholder Fees (Fees Paid Directly From Your Investment)	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%[1]	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.09%	1.09%	1.09%	1.09%	1.09%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.39%	0.34%	0.40%	0.34%	0.58%
Total Annual Fund Operating Expenses	1.73%	2.43%	1.99%	1.43%	1.67%
Less: Amount of Fee Limitations/Expense Reimbursements[2]	0.13%	0.13%	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Limitations/ Expense Reimbursements	1.60%	2.30%	1.86%	1.30%	1.54%

1  Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

2  Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.30% for all Classes of the Fund. This contractual limitation may not be terminated before February 29, 2016 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

  Aberdeen Global Small Cap Fund: Summary Prospectus as of February 27, 2015  01

Example

This Example is intended to help you compare the cost of investing in the Global Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$728	$1,077	$1,448	$2,488
Class C shares	$333	$745	$1,284	$2,756
Class R shares	$189	$612	$1,061	$2,306
Institutional Class shares	$132	$440	$769	$1,702
Institutional Service Class shares	$157	$514	$895	$1,965

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$233	$745	$1,284	$2,756

Portfolio Turnover

The Global Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.93% of the average value of its portfolio.

Principal Strategies

The Global Small Cap Fund seeks to achieve its objective by investing in equity securities of small U.S. and foreign companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of small companies from a broad range of countries, including the U.S.

If the Global Small Cap Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the Global Small Cap Fund.

Under normal market conditions, the Fund will invest significantly (at least 40%–unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in non-U.S. companies. A company will be considered a non-U.S.

company if it is tied economically to a particular country outside of the U.S., based on whether that company:

•  is organized under the laws of or has its principal place of business in the country;

•  has its principal securities trading market in such country;

•  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the country; and/or

•  issues securities denominated in the currency of the country.

Under normal market conditions, the Fund invests in securities from at least three different countries. The Fund may also invest in companies of emerging market countries. The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

The Fund considers a "small" company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI World Small Cap Index at the time of purchase. As of January 31, 2015, the MSCI World Small Cap Index included companies with market capitalizations between $42 million and $8.54 billion. In addition, based on current market conditions, the Fund generally will not consider a company with a market capitalization in excess of $6 billion to be small-cap; however, this maximum capitalization may change with market conditions. Some companies may outgrow the definition of a small company or may no longer fall within the range of a reconstituted index after the Fund has purchased their securities. These companies will continue to be considered small for purposes of the Fund's minimum 80% allocation to small company equities. In addition, the Fund may invest in companies of any size once the 80% policy is met. As a result, the Fund's average market capitalization may sometimes exceed that of the largest company in the MSCI World Small Cap Index.

The Fund will diversify its investments across companies, industries and countries.

The Fund may invest:

•  up to 20% of net assets in debt securities;

•  up to 10% of net assets in private funds that invest in private equity and in venture-capital companies;

•  up to 35% of net assets in emerging markets securities; and

•  without limit in foreign securities.

Principal Risks

The Global Small Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments–and therefore, the value of Fund shares–may fluctuate. These changes may occur because of:

•  Country/Regional Focus Risk: Significant exposure to a single country or geographical region involves increased currency,

02  Aberdeen Global Small Cap Fund: Summary Prospectus as of February 27, 2015

political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

•  Emerging Markets Risk: A magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see "Foreign Securities Risk" below).

•  Foreign Securities Risk: Foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments also may involve risks relating to the impact of currency exchange rate fluctuations; such risks may impact the Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

•  Impact of Large Redemptions and Purchases of Fund Shares: Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund's performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

•  Market Risk: Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

•  Securities Selection Risk: The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

•  Small-Cap Securities Risk: Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

•  Valuation Risk: The lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

If the value of the Fund's investments decreases, you may lose money.

For additional information regarding the above identified risks, see "Fund Details: Additional Information about Investments, Investment Techniques and Risks" in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Global Small Cap Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund's average annual total returns to the returns of the MSCI World Small Cap Index, a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Global Small Cap Fund prior to July 20, 2009 reflect the performance of a predecessor fund (the "Predecessor Fund"). The Global Small Cap Fund adopted the performance of the Predecessor Fund as the result of a reorganization in which the Global Small Cap Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global Small Cap Fund and the Predecessor Fund have substantially similar investment objectives and strategies.

Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Class A returns for periods prior to July 20, 2009 are based on the previous performance of the Common Class shares of the Predecessor Fund. Class R returns for periods prior to July 20, 2009 are based on the previous performance of the Adviser Class shares of the Predecessor Fund. Institutional Service Class returns prior to the commencement of operations of the Institutional Service Class (inception date: September 16, 2009) are based on the previous performance of the Fund's Institutional Class shares. Institutional Class returns prior to the commencement of operations of the Institutional Class (inception date: July 20, 2009) are based on the previous performance of the Common Class shares of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Returns–Class A Shares (Years Ended Dec. 31)

Highest Return: 23.29% – 2nd quarter 2009
Lowest Return: -27.42% – 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

  Aberdeen Global Small Cap Fund: Summary Prospectus as of February 27, 2015  03

Average Annual Total Returns as of December 31, 2014

	1 Year	5 Years	10 Years
Class A shares–Before Taxes	-4.30%	11.33%	4.74%
Class A shares–After Taxes on Distributions	-6.02%	10.63%	4.34%
Class A shares–After Taxes on Distributions and Sale of Shares	-1.43%	8.86%	3.65%
Class C shares–Before Taxes	0.83%	11.88%	4.61%
Class R shares–Before Taxes	1.25%	12.39%	5.10%
Institutional Class shares–Before Taxes	1.87%	12.96%	5.51%
Institutional Service Class shares–Before Taxes	1.59%	12.83%	5.45%
MSCI World Small Cap Index (reflects no deduction for fees, expenses or taxes)	2.32%	13.18%	8.04%

Investment Adviser

Aberdeen Asset Management Inc. (the "Adviser") serves as the Global Small Cap Fund's investment adviser and Aberdeen Asset Managers Limited ("AAML") serves as the Fund's subadviser.

Portfolio Managers

The Fund is managed using a team-based approach, with the following team members being jointly and primarily responsible for the day-to-day management of the Fund:

Name	Title	Served on the Fund Since
Stephen Docherty	Head of Global Equities	2009
Bruce Stout	Senior Investment Manager	2009
Jamie Cumming, CFA®	Senior Investment Manager	2009
Samantha Fitzpatrick, CFA®	Senior Investment Manager	2009
Martin Connaghan	Senior Investment Manager	2009

Purchase and Sale of Fund Shares

The Fund's minimum investment requirements are as follows:

Class A and Class C Shares
To open an account	$1,000
To open an IRA account	$1,000
Additional investments	$50
To start an Automatic Investment Plan	$1,000
Additional Investments (Automatic Investment Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Institutional Class Shares
To open an account	$1,000,000
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$1,000,000
Additional investments	No Minimum

Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or their spouses, children or immediate relatives), and generally do not apply to retirement plans, fee-based programs or omnibus accounts. Certain endowments, non-profits, and charitable organizations may also be eligible for waiver of minimum investment requirements. If you purchase shares through an intermediary, different minimum account requirements may apply. The Trust reserves the right to apply or waive investment minimums under certain circumstances.

Fund shares may be redeemed on each day that the New York Stock Exchange is open. Fund shares may be sold by mail or fax, by telephone or on-line.

Tax Information

The Fund's dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or invest through a qualified employee benefit plan, retirement plan or other tax-deferred account, in which case your withdrawals from such account may be taxed as ordinary income.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

04  Aberdeen Global Small Cap Fund: Summary Prospectus as of February 27, 2015

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